NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Noncontrolling Interests
Current assets	$ 2,946	Rp 40,917	Rp 42,843
Non-current assets	13,985	194,140	163,057
Current liabilities	(4,419)	(61,349)	(46,322)
Non-current liabilities	(4,069)	(56,484)	(42,572)
TOTAL EQUITY	8,443	117,224	117,006	Rp 111,831	Rp 105,276
Equity holders of parent company	7,188	99,796	98,739
Non-controlling Interest	$ 1,255	17,428	18,267
Telkomsel
Noncontrolling Interests
Current assets		18,621	20,089
Non-current assets		86,000	62,130
Current liabilities		(25,137)	(20,775)
Non-current liabilities		(31,017)	(10,667)
TOTAL EQUITY		48,467	50,777
Equity holders of parent company		31,505	33,007
Non-controlling Interest		Rp 16,962	Rp 17,770